CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Common Stock, Dividends, Per Share, Cash Paid	$ 0.40	$ 0.40